UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2013 (Unaudited)

		Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	61,456,683
	TOTAL NET ASSETS - 100.0%	$61,456,683

Percentages are stated as a percent of net assets.
(a) $1,415,018 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
159	Cotton No.2 Futures
	Expiring December 2013 (Underlying Face Amount at Market Value $6,771,810)	$(221,096)

125	Soybean Futures
	Expiring November 2013 (Underlying Face Amount at Market Value $7,539,063)	(95,794)

76	WTI Crude Oil Futures
	Expiring June 2014 (Underlying Face Amount at Market Value $7,283,080)	198,685

		$(118,205)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
July 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 88.7%
20,094	iShares MSCI All Country World Minimum Volatility Index Fund	$1,243,618
10,509	iShares MSCI EAFE Minimum Volatility Index Fund	617,929
51,935	iShares MSCI Japan Index Fund	582,711
6,986	iShares MSCI Pacific ex-Japan Index Fund	311,925
41,468	iShares MSCI United Kingdom Index Fund	778,769
14,208	iShares Russell 1000 Value Index Fund	1,247,889
2,597	iShares Russell 2000 Growth Index Fund	311,640
3,393	iShares Russell 2000 Value Index Fund	308,695
9,426	iShares S&P GSCI Commodity Indexed Trust (a)	306,722
14,541	iShares Core Total U.S. Bond Market ETF	1,560,395
5,935	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	621,395
16,741	PowerShares Emerging Markets Sovereign Debt Portfolio	458,034
56,374	PowerShares Senior Loan Portfolio	1,406,530
32,894	SPDR Barclays Capital International Treasury Bond ETF	1,893,050
5,672	Vanguard Global ex-U.S. Real Estate ETF	306,401
12,969	Vanguard REIT ETF	899,270
15,312	Vanguard FTSE Europe ETF	793,162
	TOTAL INVESTMENT COMPANIES (Cost $12,794,329)	$13,648,135

	TOTAL INVESTMENTS (Cost $12,794,329) - 88.7%	$13,648,135
	Other Assets in Excess of Liabilities - 11.3% (a)	1,744,839
	TOTAL NET ASSETS - 100.0%	$15,392,974

Percentages are stated as a percent of net assets.
(a) $480,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
July 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	24,500	$1,839,445	(0.49%)	4/14/2014	$40,133

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2013 (Unaudited)
		Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	114,384,459
	TOTAL NET ASSETS - 100.0%	$114,384,459

Percentages are stated as a percent of net assets.
(a) $4,025,076 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
274	Cotton No. 2 Futures
	Expiring December 2013 (Underlying Face Amount at Market Value $11,669,660)	$(340,703)

221	Soybean Futures
	Expiring November 2013 (Underlying Face Amount at Market Value $13,329,063)	(312,841)

94	U.S. Dollar Index Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $7,664,666)	(35,851)

138	WTI Crude Oil Futures
	Expiring June 2014 (Underlying Face Amount at Market Value $13,224,540)	342,463
		$(346,932)

Short Futures Contracts
July 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
42	Australian Dollar Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $3,770,760)	$176,412

66	British Pound Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $6,287,325)	110,315

68	Canadian Dollar Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $6,626,600)	9,515

66	Copper Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $5,145,525)	(82,822)

346	Corn Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $8,502,950)	1,022,253

41	Euro FX Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $6,836,238)	(219,879)

86	Gasoline RBOB Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $10,822,636)	121,486

64	Gold Futures
	Expiring December 2013 (Underlying Face Amount at Market Value $8,403,200)	(105,330)

128	Heating Oil Futures
	Expiring December 2013 (Underlying Face Amount at Market Value $16,404,864)	(785,804)

25	Japanese Yen Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $3,197,188)	(13,044)

230	Natural Gas Futures
	Expiring January 2014 (Underlying Face Amount at Market Value $8,829,700)	(42,463)

53	Silver Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $5,201,420)	56,436

329	Sugar No. 11 Futures
	Expiring March 2014 (Underlying Face Amount at Market Value $6,437,346)	421,577

124	U.S. 5 Year T-Note Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $15,049,531)	125,512

60	U.S. 10 Year T-Note Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $7,586,250)	129,775

33	U.S. Long T-Bond Futures
	Expiring September 2013 (Underlying Face Amount at Market Value $4,424,063)	185,470

300	Wheat Futures
	Expiring December 2013 (Underlying Face Amount at Market Value $10,155,000)	531,850
		$1,641,259

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates,
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2013:

Direxion Indexed Commodity Strategy Fund (Consolidated)
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(118,205)	$-	$-	$(118,205)

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Equity	$7,708,731	$-	$-	$7,708,731
Investment Companies- Fixed Income	$5,939,404	-	-	5,939,404
Other Financial Instruments*	-	40,133	-	40,133

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$1,294,327	$-	$-	$1,294,327

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 securities during the quarter ended July 31, 2013.

For further detail on each asset class, see Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2013 (Unaudited) was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion/Wilshire Dynamic Fund	Direxion Indexed Managed Futures Strategy Fund
Cost of investments	$0	$13,002,530	$0
Gross unrealized appreciation	0	1,015,529	0
Gross unrealized depreciation	(0)	(369,924)	(0)
Net unrealized appreciation/(depreciation)	$0	$645,605	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title) /s/ Eric W. Falkeis
                     Eric W. Falkeis,
                     Principal Executive Officer, President

Date     September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
                     Eric W. Falkeis,
                     Principal Executive Officer, President

Date     September 5, 2013

By (Signature and Title)*  /s/  Patrick J. Rudnick
                                                                     Patrick J. Rudnick,
                                     Principal Financial Officer, Treasurer

Date     September 13, 2013

* Print the name and title of each signing officer under his or her signature.